DETAIL OF SELECTED BALANCE SHEET ACCOUNTS DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee-related Liabilities, Current	$ 6,264	$ 8,652
Interest Payable, Current	3,167	7,489	686
Other Accrued Liabilities, Current	3,247	3,413
Accrued Liabilities, Current	$ 12,678	$ 19,554	$ 2,438